PaineWebber
Financial Services Growth Fund

PaineWebber
Utility Income Fund







                          ---------------------------

                                   PROSPECTUS
                                 August 1, 1999

                          ---------------------------




This prospectus offers shares in two of PaineWebber's stock funds. Each fund offers four classes of shares--Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                   Contents

                                   The Funds

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
What every investor          3           PaineWebber Financial Services Growth Fund
should know about
the funds                    6           PaineWebber Utility Income Fund
                             9           More About Risks and Investment Strategies

                                Your Investment

     ------------------------------------------------------------------------------
Information for             11           Managing Your Fund Account
managing your fund                       --Flexible Pricing
account                                  --Buying Shares
                                         --Selling Shares
                                         --Exchanging Shares
                                         --Pricing and Valuation

                            Additional Information

     ------------------------------------------------------------------------------
Additional important        17           Management
information about
the funds                   18           Dividends and Taxes
                            19           Financial Highlights
     ------------------------------------------------------------------------------
Where to learn more
about PaineWebber                        Back Cover
mutual funds

                             The funds are not
                             complete or balanced
                             investment programs.


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                               Prospectus Page 2

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                              -------------------
                   PaineWebber Financial Services Growth Fund


                   PaineWebber Financial Services Growth Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Long-term capital appreciation.

Principal Investment Strategies

The fund invests primarily in stocks of financial services companies, such as banks, thrifts, insurance companies, finance companies, securities firms and companies that provide specialized services to them. The fund also invests, to a lesser extent, in stocks of other types of companies and in bonds. Some of the fund's stocks and bonds may be of foreign issuers and may be denominated in foreign currencies. The fund may use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong, fundamental investment values. These include companies that may benefit from changes in the financial services industry, such as deregulation, consolidation and the growth of financial services other than banking. Mitchell Hutchins especially looks for companies whose growth characteristics and value are not yet recognized by the market. Mitchell Hutchins also looks for companies in growing regions or with niche products or technologies, whose earnings growth may be sustainable throughout the business cycle.

In selecting specific investments for the fund, Mitchell Hutchins assesses a company's current and anticipated revenues, earnings, cash flow, asset composition and management practices.

Principal Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. Since the fund's stocks are concentrated in financial services companies, it will be more severely affected by unfavorable developments in that industry than if it invested in a broad range of businesses.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

 . Equity Risk

 . Financial Services Industry Concentration Risk

 . Interest Rate Risk

 . Credit Risk

 . Foreign Securities Risk

 . Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

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                               Prospectus Page 3
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                              -------------------
                   PaineWebber Financial Services Growth Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.
Total Return on Class A Shares
                              [CHART APPEARS HERE]
1989        21.71%
1990       -12.33%
1991        65.37%
1992        38.68%
1993        10.32%
1994        -0.75%
1995        47.46%
1996        28.96%
1997        45.20%
1998         2.31%
                                 Calendar Year

     ===

 Total return January 1 to June 30, 1999--(0.42)%
 Best quarter during years shown: 1st quarter, 1991--22.90%
 Worst quarter during years shown: 3rd quarter, 1990--(18.78%)

Average Annual Total Returns
as of December 31, 1998

Class                              Class A  Class B*  Class C   Class Y    S&P 500
(Inception Date)                  (5/22/86) (7/1/91)  (7/2/92) (3/30/98)    Index
----------------                  --------- --------  -------- ---------   -------
One Year.........................   (2.28)%  (3.44)%    0.55%      N/A      28.60%
Five Years.......................   21.77%   21.79%    21.97%      N/A      24.05%
Ten Years........................   21.88%     N/A       N/A       N/A      19.19%
Life of Class....................   16.21%   24.17%    21.30%   (3.59%)**     ***

-------
* Assumes conversion of Class B shares to Class A after six years.
** Represents return for less than a full year.
*** Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A--16.83%; Class B--20.19%; Class C--21.27%; Class Y--12.87%.

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                               Prospectus Page 4

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                              -------------------
                   PaineWebber Financial Services Growth Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                             Class A Class B Class C  Class Y
                                             ------- ------- -------  --------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price).................   4.5%   None     None      None
Maximum Contingent Deferred Sales Charge
 (Load) (CDSC)
 (as a % of offering price).................  None       5%       1%     None
Exchange Fee................................  None    None     None      None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                             Class A Class B Class C  Class Y
                                             ------- ------- -------  --------
Management Fees.............................  0.70%   0.70%    0.70%     0.70%
Distribution and/or Service (12b-1) Fees....  0.25    1.00     1.00      0.00
Other Expenses..............................  0.22    0.24     0.24      0.20
                                              ----    ----   ------    ------
Total Annual Fund Operating Expenses........  1.17%   1.94%    1.94%     0.90%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 year  3 years 5 years  10 years
                                             ------- ------- -------  --------
Class A.....................................  $564    $805   $1,065    $1,806
Class B (assuming sale of all shares at end
 of period).................................   697     909    1,247     1,881
Class B (assuming no sale of shares)........   197     609    1,047     1,881
Class C (assuming sale of all shares at end
 of period).................................   297     609    1,047     2,264
Class C (assuming no sale of shares)........   197     609    1,047     2,264
Class Y.....................................    92     287      498     1,108

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                               Prospectus Page 5
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                              -------------------
                        PaineWebber Utility Income Fund


                        PaineWebber Utility Income Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Current income and capital appreciation.

Principal Investment Strategies

The fund invests primarily in income-producing stocks and bonds issued by U.S. and foreign utility companies. These are companies that own or operate facilities for telecommunications or for generating, transmitting or distributing electricity, gas or water. The fund also invests, to a lesser extent, in companies outside the utility industries and in money market instruments. The fund may use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., seeks to find companies that should benefit from a changing operating environment. Long-term changes include a trend toward deregulation in all utility industries, an increasing ability of telephone companies to enter new businesses and consolidation among electric utilities. Mitchell Hutchins allocates the fund's investments between stocks and bonds based on its judgment of what will achieve the best balance of income and growth under prevailing economic conditions. Mitchell Hutchins evaluates individual issuers based on the issuer's business and regulatory environment, its ability to maintain low production costs and other measures of fundamental value.

Principal Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks generally fluctuate in value more than other investments. Utility company stocks, like bonds, generally fall in price when interest rates rise. Since the fund's investments are concentrated in utility companies, it will be more severely affected by unfavorable developments in the utility industries than if it invested in a broad range of businesses.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

 .Equity Risk

 .Utility Industries Concentration Risk

 .Interest Rate Risk

 .Credit Risk

 .Foreign Securities Risk

 .Derivatives Risk

Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  -----------
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                               Prospectus Page 6

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                              -------------------
                        PaineWebber Utility Income Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.
The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index and to a more narrowly based index that reflects the utility industries market sector. Both of these indices are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Class A Shares

                              [CHART APPEARS HERE]

                              1989              0%
                              1990              0%
                              1991              0%
                              1992              0%
                              1993              0%
                              1994          -9.71%
                              1995          28.82%
                              1996           7.90%
                              1997          25.75%
                              1998          12.87%

                                 Calendar Year

 Total return January 1 to June 30, 1999--2.53%
 Best quarter during years shown: 4th quarter, 1997--10.55%
 Worst quarter during years shown: 1st quarter, 1994--(7.33)%

Average Annual Total Returns
as of December 31, 1998

                                                                   S&P     S&P
Class                        Class A  Class B  Class C   Class Y   500   Utility
(Inception Date)             (7/2/93) (7/2/93) (7/2/93) (9/10/98) Index   Index
----------------             -------- -------- -------- --------- -----  -------
One Year....................   7.77%    7.03%   11.00%      N/A   28.60%  14.77%
Five Years..................  11.20%   11.13%   11.37%      N/A   24.05%  13.90%
Life of Class...............   9.99%    9.97%   10.07%   14.11%*     **     ***

-------
  *Represents return for less than a full year.
 **Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A--22.72%; Class B--22.72%; Class C--22.72%; Class Y--29.05%.
***Average annual total returns for the S&P Utility Index for the life of each class were as follows: Class A--12.74%; Class B--12.74%; Class C--12.74%; Class Y--11.17%.

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                               Prospectus Page 7

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                              -------------------
                        PaineWebber Utility Income Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                                 Class A Class B Class C Class Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                Class A Class B Class C Class Y
                                                ------- ------- ------- -------
Management Fees................................  0.70%   0.70%   0.70%   0.70%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    0.00
Other Expenses.................................  0.64    0.65    0.65    0.55
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.59%   2.35%   2.35%   1.25%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 year 3 years 5 years 10 years
                                                ------ ------- ------- --------
Class A.......................................   $604   $ 929  $1,277   $2,254
Class B (assuming sale of all shares at end of
 period)......................................    738   1,033   1,455    2,323
Class B (assuming no sale of shares)..........    238     733   1,255    2,323
Class C (assuming sale of all shares at end of
 period)......................................    338     733   1,255    2,686
Class C (assuming no sale of shares)..........    238     733   1,255    2,686
Class Y.......................................    127     397     686    1,511

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                               Prospectus Page 8
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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund



                  More About Risks and Investment Strategies

-------------------------------------------------------------------------------

Principal Risks

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Derivatives Risk. The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Financial Services Industry Concentration Risk. Financial Services Growth Fund concentrates its investments in financial services companies. Therefore, it will be more affected by economic, competitive and regulatory developments in the financial services industry than it would be if it invested in a broad range of businesses.

Financial services companies may be subject to severe price competition, and they also are subject to extensive governmental regulation. Regulation limits their business activities and also may limit the interest rates and fees they can charge. Proposed federal legislation would reduce the separation between the commercial and investment banking businesses. Both the industry and the fund may be significantly affected if that legislation is enacted.

The profitability of financial services companies is largely dependent on the availability and cost of capital funds. It can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of customers also can negatively affect the industry.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar.

Interest Rate Risk. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk

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                               Prospectus Page 9
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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Utility Industries Concentration Risk. Utility Income Fund concentrates its investments in the utility industries. Therefore, it will be more affected by economic, competitive and regulatory developments in those industries than it would be if it invested in a broad range of businesses.

Interest rate changes may affect the value of the fund's assets. When interest rates decline, prices of utility stocks and bonds tend to increase. When interest rates rise, these prices tend to decrease.

The same trend toward deregulation that presents opportunities in the utility industries also presents special risks. Some companies may be faced with increased competition and may become less profitable.

Electric utility companies are subject to increases in fuel and other operating costs, increases in interest costs, compliance costs relating to environmental, nuclear facility and other safety regulations. Other types of utilities face similar problems.

Additional Risks

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries.

Additional Investment Strategies

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Each fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, in the case of Utility Income Fund, as part of its ordinary investment strategy.

Portfolio Turnover. Each fund may engage in frequent trading (high portfolio turnover) in order to achieve its investment objective.

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

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                              Prospectus Page 10

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund



                          Managing Your Fund Account

-------------------------------------------------------------------------------

Flexible Pricing

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.


Class A Sales Charges

                           Sales Charge as a Percentage of:  Discount to Selected Dealers as
Amount of Investment      Offering Price Net Amount Invested  Percentage of Offering Price
--------------------      -------------- ------------------- -------------------------------
Less than $50,000.......       4.50%            4.71%                     4.25%
$50,000 to $99,999......       4.00             4.17                      3.75
$100,000 to $249,999....       3.50             3.63                      3.25
$250,000 to $499,999....       2.50             2.56                      2.25
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over(1)..       None             None                      1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.
(2) Mitchell Hutchins pays 1% to PaineWebber.

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                              Prospectus Page 11

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 . your spouse, parents or children under age 21;

 . your Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . a company that you control;

 . a trust that you created;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

 --you were the Financial Advisor's client at the competing brokerage firm;

 --within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 --you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

 . Are a participant in the PaineWebber Members Only sm Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested.

Note: See the funds' SAI, for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

Class B Shares

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                  -----------
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                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                                         Percentage by which the
If you sell                                                 shares' net asset
shares within:                                            value is multiplied:
--------------                                           -----------------------
1st year since purchase.................................             5%
2nd year since purchase.................................             4
3rd year since purchase.................................             3
4th year since purchase.................................             2
5th year since purchase.................................             2
6th year since purchase.................................             1
7th year since purchase.................................          None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement; or

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

Class C Shares

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we invest 100% of your purchase price in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Note: If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACE Multi-Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

                                  -----------
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                              Prospectus Page 13

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


Buying Shares

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

Minimum Investments

 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

Selling Shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature

                                  -----------
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                              Prospectus Page 14

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

 Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Exchanging Shares

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

Other Investors. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 . Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

Pricing and Valuation

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

                                  -----------
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                              Prospectus Page 15

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. You will not be able to sell your shares on those days. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. Any use of fair value methods would be intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

                                  -----------
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                              Prospectus Page 16

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                  Management

-------------------------------------------------------------------------------
Investment Adviser

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On June 30, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.2 billion.

Portfolio Managers

Financial Services Growth Fund. Mark Tincher and Andrew B. Dinnhaupt are responsible for the day-to-day management of the fund's portfolio. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. He assumed his responsibilities for the fund in May 1999. Prior to joining Mitchell Hutchins in April 1995, Mr. Tincher was a vice president at Chase Manhattan Private Bank, where he directed the U.S. funds management and equity research area and oversaw the management of all Chase U.S. equity funds. Mr. Dinnhaupt is a first vice president of Mitchell Hutchins and a financial services analyst, and has been a portfolio manager for the fund since October 1998. Prior to joining Mitchell Hutchins in July 1996, Mr. Dinnhaupt worked at Summit Bank as an investment officer, portfolio manager, credit analyst and financial services analyst.

Utility Income Fund. Mark Tincher and Christopher T. Solmssen are responsible for the day-to-day management of the fund's stock portfolio. Mr. Tincher also is responsible for determining the allocation of fund assets between stocks and bonds. James F. Keegan and Julieanna Berry are responsible for the day-to-day management of the fund's bond portfolio.

Mr. Tincher and Mr. Solmssen assumed their responsibilities for the fund in May 1999. Further information about Mr. Tincher's background may be found above under "Financial Services Growth Fund." Mr. Solmssen is a vice president of Mitchell Hutchins and an equity analyst covering utilities, telecommunications and energy. Prior to joining Mitchell Hutchins in January 1998, Mr. Solmssen worked at Sun America Asset Management as an equity analyst. Mrs. Berry and Mr. Keegan have held their fund responsibilities since March and April 1996, respectively. Mrs. Berry is a first vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989. Mr. Keegan is a senior vice president of Mitchell Hutchins and oversees all corporate bond investments. Prior to joining Mitchell Hutchins in 1995, Mr. Keegan was the director of fixed income strategy and research at the Merrion Group, L.P.

Advisory Fees

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rate of average daily net assets:

Financial Services Growth Fund............................................ 0.70%
Utility Income Fund....................................................... 0.70%

Other Information

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

                                  -----------
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                              Prospectus Page 17

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                              Dividends and Taxes

-------------------------------------------------------------------------------
Dividends

Financial Services Growth Fund normally declares and pays dividends and distributes any gains annually. Utility Income Fund normally pays quarterly dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash. Taxes

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Financial Services Growth Fund expects that its dividends will be comprised primarily of capital gain distributions. Utility Income Fund expects that its dividends will primarily be taxed as ordinary income. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

                                  -----------
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                              Prospectus Page 18

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund



                             Financial Highlights

-------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends, the information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                  -----------
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                              Prospectus Page 19

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                              Financial Highlights

--------------------------------------------------------------------------------

                                                    Financial Services Growth Fund
                          ----------------------------------------------------------------------------------------------
                                           Class A                                         Class B
                          ----------------------------------------------  ----------------------------------------------

                                For the Years Ended March 31,                   For the Years Ended March 31,
                          ----------------------------------------------  ----------------------------------------------
                            1999       1998     1997     1996     1995      1999       1998     1997     1996     1995
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net asset value,
 beginning of period....  $  33.56   $  23.41  $ 21.16  $ 17.11  $ 16.92  $  32.62   $  22.87  $ 20.75  $ 16.85  $ 16.71
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net investment income...      0.33@      0.20     0.18     0.30     0.25      0.09@      0.09     0.04     0.13     0.11
Net realized and
 unrealized gains
 (losses) from
 investments............    (2.96)@     11.75     5.69     6.25     1.34    (2.87)@     11.34     5.53     6.16     1.33
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net increase (decrease)
 from investment
 operations.............     (2.63)     11.95     5.87     6.55     1.59     (2.78)     11.43     5.57     6.29     1.44
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Dividends from net
 investment income......     (0.28)     (0.21)   (0.23)   (0.29)   (0.13)    (0.08)     (0.09)   (0.06)   (0.18)   (0.03)
Distributions from net
 realized gains from
 investment
 transactions...........     (0.41)     (1.59)   (3.39)   (2.21)   (1.27)    (0.41)     (1.59)   (3.39)   (2.21)   (1.27)
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Total dividends and
 distributions..........     (0.69)     (1.80)   (3.62)   (2.50)   (1.40)    (0.49)     (1.68)   (3.45)   (2.39)   (1.30)
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net asset value, end of
 period.................  $  30.24   $  33.56  $ 23.41  $ 21.16  $ 17.11  $  29.35   $  32.62  $ 22.87  $ 20.75  $ 16.85
                          ========   ========  =======  =======  =======  ========   ========  =======  =======  =======
Total investment
 return(1)..............     (7.81)%    51.92%   28.72%   39.02%   10.22%    (8.51)%    50.80%   27.74%   37.97%    9.37%
                          ========   ========  =======  =======  =======  ========   ========  =======  =======  =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $204,433   $209,818  $85,661  $64,003  $49,295  $195,392   $198,473  $41,579  $28,147  $16,368
Expenses to average net
 assets.................      1.17%      1.17%    1.52%    1.37%    1.45%     1.94%      1.92%    2.27%    2.12%    2.22%
Net investment income to
 average net assets.....      1.07%      1.12%    0.90%    1.50%    1.40%     0.29%      0.37%    0.15%    0.74%    0.67%
Portfolio turnover
 rate...................        59%        23%      40%      53%      14%       59%        23%      40%      53%      14%

-------
* Annualized
+ Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
@ Calculated using the average monthly shares outstanding for the year.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 20

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                    Financial Services Growth Fund
---------------------------------------------------------------------------------
                 Class C                                       Class Y
-------------------------------------------------    -----------------------------
                                                      For the     For the Period
      For the Years Ended March 31,                  Year Ended   March 30, 1998+
-------------------------------------------------    March 31,     to March 31,
 1999       1998       1997       1996      1995        1999           1998
-------    -------    -------    ------    ------    ----------   ---------------
$ 32.56    $ 22.84    $ 20.75    $16.86    $16.71      $33.56         $32.22
-------    -------    -------    ------    ------      ------         ------
   0.08@      0.12       0.06      0.12      0.11        0.34@          0.00
 (2.86)@     11.28       5.51      6.16      1.33       (2.89)@         0.34
-------    -------    -------    ------    ------      ------         ------
  (2.78)     11.40       5.57      6.28      1.44       (2.55)          0.34
-------    -------    -------    ------    ------      ------         ------
  (0.09)     (0.09)     (0.09)    (0.18)    (0.02)      (0.37)          0.00
  (0.41)     (1.59)     (3.39)    (2.21)    (1.27)      (0.41)          0.00
-------    -------    -------    ------    ------      ------         ------
  (0.50)     (1.68)     (3.48)    (2.39)    (1.29)      (0.78)          0.00
-------    -------    -------    ------    ------      ------         ------
$ 29.28    $ 32.56    $ 22.84    $20.75    $16.86      $30.23         $33.56
=======    =======    =======    ======    ======      ======         ======
  (8.50)%    50.76%     27.74%    37.92%     9.34%      (7.57)          1.02%
=======    =======    =======    ======    ======      ======         ======
$78,670    $63,809    $12,357    $6,989    $4,160      $5,292         $    2
   1.94%      1.92%      2.28%     2.14%     2.23%       0.90%          0.80%*
   0.27%      0.36%      0.15%     0.72%     0.61%       1.22%          0.00%*
     59%        23%        40%       53%       14%         59%            23%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 21

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                              Financial Highlights

--------------------------------------------------------------------------------

                                                              Utility Income Fund
                     -----------------------------------------------------------------------------------------------
                                          Class A                                                  Class B
                     -----------------------------------------------------   ---------------------------------------
                                               For the        For the
                     For the Years Ended         Four       Years Ended        For the Years Ended      For the Four
                          March 31,          Months Ended    Nov.  30,              March 31,           Months Ended
                     ----------------------   March 31,   ----------------   -------------------------   March 31,
                      1999    1998    1995       1996      1995     1994      1999     1998     1997        1996
                     ------  ------  ------  ------------ -------  -------   -------  -------  -------  ------------
Net asset value,
 beginning of
 period.........     $13.79  $10.20  $ 9.76     $ 9.77    $  8.31  $  9.66   $ 13.79  $ 10.20  $  9.75    $  9.77
                     ------  ------  ------     ------    -------  -------   -------  -------  -------    -------
Net investment
 income.........       0.39    0.33    0.34       0.15       0.47     0.48      0.29     0.25     0.26       0.12
Net realized and
 unrealized
 gains (losses)
 from
 investments....      (0.22)   3.61    0.41        --        1.44    (1.31)    (0.23)    3.60     0.42      (0.01)
                     ------  ------  ------     ------    -------  -------   -------  -------  -------    -------
Net increase
 (decrease) from
 investment
 operations.....       0.17    3.94    0.75       0.15       1.91    (0.83)     0.06     3.85     0.68       0.11
                     ------  ------  ------     ------    -------  -------   -------  -------  -------    -------
Dividends from
 net investment
 income.........      (0.36)  (0.35)  (0.31)     (0.16)     (0.45)   (0.52)    (0.25)   (0.26)   (0.23)     (0.13)
                     ------  ------  ------     ------    -------  -------   -------  -------  -------    -------
Net asset value,
 end of period..     $13.60  $13.79  $10.20     $ 9.76    $  9.77  $  8.31   $ 13.60  $ 13.79  $ 10.20    $  9.75
                     ======  ======  ======     ======    =======  =======   =======  =======  =======    =======
Total investment
 return(1)......       1.24%  39.15%   7.83%      1.46%     23.64%   (8.76)%    0.49%   38.13%    7.05%      1.10%
                     ======  ======  ======     ======    =======  =======   =======  =======  =======    =======
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........     $7,308  $7,856  $6,039     $9,416    $10,750  $12,532   $19,484  $21,562  $21,071    $34,765
Expenses to
 average net
 assets, net of
 waivers from
 adviser........       1.59%   1.92%   1.93%      1.09%*     1.49%    1.58%     2.35%    2.68%    2.69%      1.85%*
Expenses to
 average net
 assets, before
 waivers from
 adviser, to
 average net
 assets.........       1.59%   1.92%   2.00%      1.44%*     1.49%    1.58%     2.35%    2.68%    2.76%      2.20%*
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........       2.90%   2.77%   3.27%      4.26%*     5.13%    5.49%     2.16%    2.05%    2.51%      3.51%*
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........       2.90%   2.77%   3.20%      3.91%*     5.13%    5.49%     2.16%    2.05%    2.44%      3.16%*
Portfolio
 turnover rate..         21%     10%     41%        21%        30%      92%       21%      10%      41%        21%
                         For the
                       Years Ended
                        Nov. 30,
                     ------------------
                      1995     1994
                     -------- ---------
Net asset value,
 beginning of
 period.........     $  8.31  $  9.65
                     -------- ---------
Net investment
 income.........        0.40     0.42
Net realized and
 unrealized
 gains (losses)
 from
 investments....        1.45    (1.31)
                     -------- ---------
Net increase
 (decrease) from
 investment
 operations.....        1.85    (0.89)
                     -------- ---------
Dividends from
 net investment
 income.........       (0.39)   (0.45)
                     -------- ---------
Net asset value,
 end of period..     $  9.77  $  8.31
                     ======== =========
Total investment
 return(1)......       22.73%   (9.35)%
                     ======== =========
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........     $37,554  $37,156
Expenses to
 average net
 assets, net of
 waivers from
 adviser........        2.23%    2.33%
Expenses to
 average net
 assets, before
 waivers from
 adviser, to
 average net
 assets.........        2.23%    2.33%
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........        4.37%    4.72%
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........        4.37%    4.72%
Portfolio
 turnover rate..          30%      92%

-------
* Annualized
+ Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                  -----------
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                               Prospectus Page 22

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                       Utility Income Fund
-----------------------------------------------------------------------
                     Class C                                Class Y
------------------------------------------------------   --------------
                                          For the        For the Period
For the Years Ended     For the Four    Years Ended      September 10,
     March 31,           Months Ended  November 30,          1998+
----------------------    March 31,   ----------------    to March 31,
 1999    1998    1997        1996      1995     1994          1999
------  ------  ------  ------------- -------  -------   --------------
$13.78  $10.20  $ 9.75     $  9.77    $  8.31  $  9.65       $12.55
------  ------  ------     -------    -------  -------       ------
  0.28    0.23    0.25        0.12       0.40     0.42         0.24
 (0.22)   3.61    0.43       (0.01)      1.45    (1.31)        1.03
------  ------  ------     -------    -------  -------       ------
  0.06    3.84    0.68        0.11       1.85    (0.89)        1.27
------  ------  ------     -------    -------  -------       ------
 (0.26)  (0.26)  (0.23)      (0.13)     (0.39)   (0.45)       (0.27)
------  ------  ------     -------    -------  -------       ------
$13.58  $13.78  $10.20     $  9.75    $  9.77  $  8.31       $13.55
======  ======  ======     =======    =======  =======       ======
  0.44%  38.09%   7.06%       1.10%     22.71%   (9.36)%      10.14%
======  ======  ======     =======    =======  =======       ======
$7,700  $7,736  $6,909     $11,072    $12,222  $13,922       $   40
  2.35%   2.68%   2.70%       1.85%*     2.24%    2.32%        1.25%*
  2.35%   2.68%   2.76%       2.20%*     2.24%    2.32%        1.25%*
  2.13%   1.99%   2.51%       3.50%*     4.37%    4.69%        2.57%*
  2.13%   1.99%   2.44%       3.15%*     4.37%    4.69%        2.57%*
    21%     10%     41%         21%        30%      92%          21%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 23

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

Ticker Symbol:  Financial Services Growth Fund Class: A:PREAX.Q Utility Income Fund Class: A:PUTAX.Q
                                                      B:PREBX.Q                            B:PUIBX.Q
                                                      C:PFICX.Q                            C:PUTDX.Q
                                                      Y:None                               Y:None

If you want more information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

 . For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009 Telephone: 1-800-SEC-0330

 .Free, from the SEC's Internet website at: http://www.sec.gov


PaineWebber Financial Services Growth Fund Inc.
Investment Company Act File No. 811-4587

PaineWebber Managed Investments Trust
 -PaineWebber Utility Income Fund
Investment Company Act File No. 811-4040

(C) 1999 PaineWebber Incorporated

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